Accumulated Other Comprehensive Income	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income
(20)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Losses) on Derivatives	Accumulated Other Comprehensive Income (loss)
December 31, 2014	$(72.1)	$(31.2)	$(0.2)	$0.2	$(103.3)
Current year deferrals to AOCI	(82.1)	(3.1)	0.4	0.4	(84.4)
Reclassifications from AOCI to Net income	—	0.8	—	(3.2)	(2.4)

Net Change	(82.1)	(2.3)	0.4	(2.8)	(86.8)

June 30, 2015	$(154.2)	$(33.5)	$0.2	$(2.6)	$(190.1)

The income tax benefit related to the changes in pension and other long-term employee benefits for the six months ended June 30, 2015 was $1.7 million. The cumulative income tax benefit related to the adjustments for pension and other long-term employee benefits at June 30, 2015 was $15.1 million. The income tax benefit related to the change in the unrealized loss on derivatives for the six months ended June 30, 2015 was $1.7 million. The cumulative income tax benefit related to the adjustments for unrealized loss on derivatives at June 30, 2015 was $1.5 million.

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Loss on Securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0
Current year deferrals to AOCI	(9.9)	4.7	0.8	0.1	(4.3)
Reclassifications from AOCI to Net income	—	(0.8)	—	(3.2)	(4.0)

Net Change	(9.9)	3.9	0.8	(3.1)	(8.3)

June 30, 2014	$14.4	$11.4	$(0.1)	$—	$25.7

Included within current year deferrals to accumulated other comprehensive income for the six months ended June 30, 2014 was $5.6 million of curtailment gains related to an amendment to one of our pension plans.

The income tax impact related to the changes in pension and other long-term employee benefits for the six months ended June 30, 2014 was expense of $0.9 million. The cumulative income tax expense related to the adjustment for pension and other long-term employee benefits at June 30, 2014 was $4.4 million. The income tax expense related to the change in the unrealized gain on derivatives for the six months ended June 30, 2014 was $1.9 million. The cumulative income tax expense related to the adjustment for unrealized gain on derivatives at June 30, 2014 was $0.0 million.

(26)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Losses) on Derivatives	Accumulated Other Comprehensive Income
Successor Balance, December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0
Current year deferrals to AOCI	(96.4)	(29.7)	0.7	3.6	(121.8)
Reclassifications from AOCI to Net income	—	(9.0)	—	(6.5)	(15.5)

Net Change	(96.4)	(38.7)	0.7	(2.9)	(137.3)

Successor Balance, December 31, 2014	$(72.1)	$(31.2)	$(0.2)	$0.2	$(103.3)

Included within reclassifications from AOCI to Net income for the Successor year ended December 31, 2014 was $7.3 million of curtailment gains related to an amendment to one of our pension plans.

The income tax related to the changes in pension and other long-term employee benefits for the year ended December 31, 2014 was $16.9 million. The cumulative income tax impact related to the adjustments for pension and other long-term employee benefits at December 31, 2014 was a benefit of $13.4 million compared to the cumulative income tax expense at December 31, 2013 of $3.5 million. The income tax related to the change in the unrealized gain on derivatives for the year ended December 31, 2014 was $1.7 million. The cumulative income tax expense related to the adjustments for unrealized gain on derivatives at December 31, 2014 and 2013 were $0.2 million and $1.9 million, respectively.

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized Loss on Securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
Successor Balance, December 31, 2012	$—	$—	$—	$—	$—
Current year deferrals to AOCI	24.3	7.5	(0.9)	7.5	38.4
Reclassifications from AOCI to Net income	—	—	—	(4.4)	(4.4)

Net Change	24.3	7.5	(0.9)	3.1	34.0

Successor Balance, December 31, 2013	$24.3	$7.5	$(0.9)	$3.1	$34.0

The income tax related to the changes in pension and other long-term employee benefits for the Successor year ended December 31, 2013 was $3.5 million. The cumulative income tax expense related to the adjustment for pension and other long-term employee benefits at December 31, 2013 was $3.5 million. The income tax related to the change in the unrealized gain on derivatives for the Successor year ended December 31, 2013 was $1.9 million. The cumulative income tax expense related to the adjustment for unrealized gain on derivatives at December 31, 2013 was $1.9 million.

	Unrealized Currency Translation Adjustments	Pension and Other Long-term Employee Benefit Adjustments	Unrealized loss on securities	Unrealized Gain (Loss) on Derivatives	Accumulated Other Comprehensive Income
Predecessor Balance, December 31, 2012	$—	$(142.3)	$1.4	$—	$(140.9)
Current year deferrals to AOCI	—	0.7	0.2	—	0.9
Reclassifications from AOCI to Net income	—	—	—	—	—

Net Change	—	0.7	0.2	—	0.9

Predecessor Balance, January 31, 2013	$—	$(141.6)	$1.6	$—	$(140.0)

The income tax related to the changes in pension and other long-term employee benefits for the Predecessor one month ended January 31, 2013 was $0.4 million. The cumulative income tax benefit related to the adjustment for pension and other long-term employee benefits at January 31, 2013 was $76.3 million. The income tax related to the change in the unrealized gain on derivatives for the Predecessor one month ended January 31, 2013 was $0.0 million. The cumulative income tax expense related to the adjustment for unrealized gain on derivatives at January 31, 2013 was $0.0 million. The income tax related to the change in the unrealized loss on securities for the Predecessor one month ended January 31, 2013 was $0.0 million. The cumulative income tax expense related to the adjustment for unrealized loss on securities at January 31, 2013 was $0.9 million.